Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Future minimum rentals payable under non–cancellable operating leases	$ 966	$ 1,848
Within one year [Member]
StatementsLineItems [Line Items]
Future minimum rentals payable under non–cancellable operating leases	738	1,080
After one year but not more than five years [Member]
StatementsLineItems [Line Items]
Future minimum rentals payable under non–cancellable operating leases	$ 228	$ 768